Long-Term Investments (Details) - Schedule of Loss on Investment in Equity Securities - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Schedule of Loss on Investment in Equity Securities [Abstract]
Share of equity method investee losses	$ (221,888)